Debt - The Credit Facilities (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 01, 2020	Oct. 31, 2019	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2020
Debt Instrument [Line Items]
Debt face amount	$ 1,600,000
Write off of Deferred Debt Issuance Cost		$ 41,980,000
Debt Issuance Costs, Net				$ 47,189,000	$ 51,309,000
Proceeds from revolving credit facility				175,000,000	60,000,000	$ 70,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Proceeds from revolving credit facility	60,000,000
Collateralized amount				6,080,000
Revolving Credit Facility | CPA Global
Debt Instrument [Line Items]
Long-term Debt	2,055,822,000
Letter of credit
Debt Instrument [Line Items]
Collateralized amount				550,000
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross		250,000,000	$ 350,000,000	175,000,000
Sublimit		$ 40,000,000
Line of Credit Facility, Increase Borrowing Capacity			$ 100,000,000
Credit facility remaining borrowing capacity				$ 175,000,000
Commitment fee percentage				0.375%
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Interest rate spread		3.25%
Revolving Credit Facility | Prime
Debt Instrument [Line Items]
Interest rate spread		2.25%
Revolving Credit Facility | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Interest rate spread		1.00%
Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Interest rate spread		1.00%
Revolving Credit Facility | Eurodollar | Minimum
Debt Instrument [Line Items]
Interest rate spread		0.00%
Letter of credit
Debt Instrument [Line Items]
Sublimit		$ 40,000,000
DRG Acquisition - Term Loan
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 360,000
Bridge Facility - DRG Acquisition
Debt Instrument [Line Items]
Bridge Loan							$ 950,000
Bridge Facility - CPA Acquisition
Debt Instrument [Line Items]
Bridge Loan	$ 1,500,000
Term Loan Facility
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 900,000,000		$ 2,818,800,000	$ 2,847,400,000
Debt Instrument, Amortization Rate		1.00%
Redemption (as a percent)		0.25%
Credit Facilities
Debt Instrument [Line Items]
Amortization of Debt Issuance Costs		$ 17,000
Debt Issuance Costs, Net		25,818,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 700,000,000
Collateralized amount				$ 10,488,000